Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 405,701	$ 1,311,749
Loans receivable - third parties, net of provision for loan losses of $152,719,939 and $128,109,728 as of June 30, 2019 and December 31, 2018, respectively	51,784,127	92,089,942
Loans receivable - related parties, net of provision for loan losses of $1,310,654 and $817,872 as of June 30, 2019 and December 31, 2018, respectively		490,724
Interest and fee receivables, net of provision for interest and fee receivable losses of $76,455 and $nil, respectively	2,288,188	105,823
Property and equipment, net	22,368	28,546
Intangible asset, net	63,265	67,571
Other assets	840,831	1,574,175
Total Assets	55,404,480	95,668,530
Liabilities
Short-term bank loans	7,988,915	7,983,640
Loans from a cost method investee		14,539,956
Loan from third parties	14,674,991	3,312,202
Secured loan payable	63,319,158	79,213,679
Dividends payable	480,000	480,000
Taxes payable	936,589	689,209
Warrant liabilities	583,823	550,800
Other liabilities	20,279,388	15,246,698
Total Liabilities	108,262,864	122,016,184
Commitments and Contingencies
Convertible Redeemable Class A Preferred Shares
Preferred Shares, no par value, unlimited shares authorized; 715,000 shares issued and outstanding as of June 30, 2019 and December 31, 2018, respectively	9,995,727	9,652,527
Shareholders' Deficit
Ordinary Shares, no par value; unlimited shares authorized; 25,287,851 and 25,288,003 shares issued and outstanding as of June 30, 2019 and December 31, 2018, respectively
Additional paid-in capital	98,036,152	98,036,152
Statutory reserve	6,621,063	6,621,063
Accumulated deficits	(163,747,238)	(136,620,068)
Accumulated other comprehensive loss	(3,766,483)	(4,037,404)
Total Shareholders' Deficit	(62,856,506)	(36,000,257)
Noncontrolling interests	2,395	76
Total Deficit	(62,854,111)	(36,000,181)
Total Liabilities and Shareholders' Deficit	$ 55,404,480	$ 95,668,530